Related Party Transactions and Balances (Details) - Schedule of Related Party Balances - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Related Party Balances [Abstract]
Amounts due to Directors and Officers of the Company	$ 322,176	$ 5,723
Amounts due to companies controlled by directors and officers	62,700	31,200
Total	$ 384,876	$ 36,923